INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventories for Gourmet Foods, Brigadier and Original Sprout consisted of the following totals	Inventories for Gourmet Foods, Brigadier, Original Sprout and Marygold consisted of the following totals as of September 30, 2021 and June 30, 2021:	Inventories for Gourmet Foods, Brigadier and Original Sprout consisted of the following totals:
INVENTORIES
	September 30,	June 30,
	2021	2021
Raw materials	$888,225	$942,911
Supplies and packing materials	172,029	193,322
Finished goods	1,049,136	815,559
Total inventories	$2,109,390	$1,951,792

	June 30, 2021	June 30, 2020
Raw materials	$942,911	$288,422
Supplies and packing materials	193,322	174,636
Finished goods	815,559	711,545
Total inventories	$1,951,792	$1,174,603